Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit During the Development Stage	Total
Beginning balance, amount at Mar. 31, 2011			$ (18,689)	$ 33,811
Net loss			(31,891)	(31,891)
Ending balance, amount at Mar. 31, 2012	2,625	49,875	(18,689)	33,811
Ending balance, shares at Mar. 31, 2012	1,093,837,500
Stock issued for intangible assets, amount				0
Forgiveness of shareholder debt				0
Net loss			(31,350)	(31,350)
Ending balance, amount at Mar. 31, 2013	2,625	49,875	(18,689)	(29,430)
Beginning balance, shares at Mar. 31, 2013	1,093,837,500
Stock issued for intangible assets, shares	82,767,038
Stock issued for intangible assets, amount	199	117,774		123,973
Shares cancellation, shares	(762,776,434)
Shares cancellation, amount	(1,831)	1,831
Forgiveness of shareholder debt		28,818		28,818
Stock split - 416.7 to 1	412,835	(198,298)	(214,537)
Stock options granted for services		663,307		663,307
Stock and warrants issued for cash, shares	583,334
Stock and warrants issued for cash, amount	583	174,417		175,000
Stock options granted for services		23,825		23,825
Stock options granted for services		1,182,141		1,182,141
Net loss			(3,004,937)	(3,004,937)
Ending balance, amount at Mar. 31, 2014	414,411	2,043,690	(3,301,404)	(837,303)
Ending balance, shares at Mar. 31, 2014	414,411,438
Beginning balance, amount at Aug. 08, 2010
Beginning balance, shares at Aug. 08, 2010
Issuance of common stock for cash, shares	1,093,837,500
Issuance of common stock for cash, amount	2,625	49,875		52,500
Net loss			(18,689)	(18,689)
Ending balance, amount at Mar. 31, 2011	$ 2,625	$ 49,875	$ (18,689)	$ 33,811
Ending balance, shares at Mar. 31, 2011	1,093,837,500